Interest income calculated using the effective interest method (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Cash and balances with the Central Bank	$ 2,587	$ 1,471	$ 1,951
Hedging derivatives	5,370	340	2,432
Other interest income	1,234	353	249
Total interest income except interest income on financial assets at fair value through profit or loss	124,096	94,045	103,977
Financial assets except for those at fair value through profit or loss starting January 1, 2018.
Financial assets
Loans and advances to credit institutions	1,523	1,714	412
Loans and advances to customers	93,594	74,695	84,290
Debt instruments	$ 19,788	$ 15,472	$ 14,643